SUBSEQUENT EVENTS (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	Aug. 12, 2013	Feb. 14, 2013	Sep. 10, 2012	Feb. 18, 2014 Subsequent Event [Member]
Dividends Payable, Amount Per Share	$ 0.09	$ 0.12	$ 0.10	$ 0.12
Dividends Payable	$ 3,390	$ 4,397	$ 3,661	$ 4,470